Registrant: MILLER INVESTMENT TRUST - Miller Convertible Bond Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.
2
3

Registrant: MILLER INVESTMENT TRUST - Miller Convertible Plus Fund									Item 1, Exhibit 2
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.
2
3

Registrant: MILLER INVESTMENT TRUST - Miller Intermediate Bond Fund									Item 1, Exhibit 3
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.
2
3